Other long-term liabilities - Other long-term liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash flow hedges	$ 60,098	$ 180,798
Share-based compensation liability	68,634	71,913
Defined benefit pension plans	20,616	36,646
Site restoration costs	29,355	31,941
Land mortgage	28,985	29,430
Other	3,252	3,915
Other long-term liabilities	210,940	354,643
Less current maturities	(17,191)	(27,152)
Other non-current liabilities	$ 193,749	$ 327,491